Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000081694 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class A
Trading Symbol	DHGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class A shares returned 4.45%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-0.26%	0.52%	1.48%
without Sales Charge	4.45%	1.45%	1.95%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,950,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 10,579,414
Investment Company Portfolio Turnover	111.62%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 12/31/24 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000081695 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class C
Trading Symbol	DHGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class C shares returned 3.71%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.71%	*	0.69%	1.20%
without Deferred Sales Charge	3.71%		0.69%	1.20%
Bloomberg Global Aggregate Index (Hedged)	3.40%		0.48%	2.01%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,950,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 10,579,414
Investment Company Portfolio Turnover	111.62%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 12/31/24 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000031763 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class I
Trading Symbol	SDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 4.76%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	4.76%	1.76%	2.25%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 2,950,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 10,579,414
Investment Company Portfolio Turnover	111.62%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 12/31/24 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000130461 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class Y
Trading Symbol	DSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class Y shares returned 4.87%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class Y	4.87%	1.83%	2.31%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 2,950,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 10,579,414
Investment Company Portfolio Turnover	111.62%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 12/31/24 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)